Accounts payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts payable
Payable to vendors	¥ 1,144,330	$ 165,912	¥ 1,372,474
Payable to outsourced delivery companies	62,303	9,033	69,587
Payable for online marketing services	98,076	14,220	163,673
Total	¥ 1,304,709	$ 189,165	¥ 1,605,734